Share-based Compensation - Summary of Assumptions used to Determine Fair Value of Share Options Granted (Detail) - 12 months ended Dec. 31, 2017	$ / shares	¥ / shares
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Abstract]
Risk-free interest rate minimum	1.56%
Risk-free interest rate maximum	2.33%
Volatility minimum	50.90%
Volatility maximum	52.40%
Expected exercise multiple minimum	$ 2.2
Expected exercise multiple maximum	$ 2.8
Dividend yield	0.00%
Expected life (in years)	10 years
Exercise price	$ 0
Fair value of ordinary shares minimum | ¥ / shares		¥ 81.94
Fair value of ordinary shares maximum | ¥ / shares		¥ 94.22